Performance Management	Jan. 27, 2026
MARSICO FOCUS FUND | MARSICO FOCUS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the performance of the Fund's Investor Class shares from calendar year to year for the past ten years, together with the best and worst quarters during that time. For the periods indicated, the table shows how the Fund's Investor Class shares' and Institutional Class shares' average annual returns compared to those of a broad-based securities market index. The Fund's Institutional Class shares commenced operations on December 6, 2021. Accordingly, the table shows the Fund's Institutional Class shares' average annual total returns (before taxes) for the periods of one year and since inception. The performance of the Fund's Institutional Class shares would be similar to that of the Investor Class shares because the shares are invested in the same portfolio of securities and performance differs only to the extent that the share classes incur different class-specific expenses. The actual returns of the Fund's Institutional Class shares would have been potentially higher than those of the Investor Class shares because the Institutional Class shares are typically subject to lower expenses than the Investor Class shares. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risk of investing in the Fund.
Bar Chart [Heading]	INVESTOR CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	(06/30/20):	33.67%
Worst Quarter	(06/30/22):	-20.55%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	33.67%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.55%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/25)	One Year	Five Years	Ten Years	Since Inception (Investor Class)	Since Inception (Institutional Class)
Investor Class (Inception Date 12/31/97)
Return Before Taxes	12.21%	12.93%	16.42%	10.83%	N/A
Return After Taxes on Distributions*	8.17%	10.26%	13.84%	9.27%	N/A
Return After Taxes on Distributions and Sale of Fund Shares*	10.11%	9.72%	12.97%	8.94%	N/A
Institutional Class (Inception Date 12/06/21)
Return Before Taxes	12.53%	N/A	N/A	N/A	11.84%
S&P 500® Index**
(reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%	9.19%	11.96%

*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.

**  The Standard & Poor's 500 Index ("S&P 500® Index") is an index of the common stock prices of 500 large U.S. companies, and includes the reinvestment of dividends.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/25)
Performance Table One Class of after Tax Shown [Text]	Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
Performance Availability Website Address [Text]	marsicofunds.com
Performance Availability Phone [Text]	888-860-8686
MARSICO GROWTH FUND | MARSICO GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the performance of the Fund's Investor Class shares from calendar year to year for the past ten years, together with the best and worst quarters during that time. For the periods indicated, the table shows how the Fund's Investor Class shares' and Institutional Class shares' average annual returns compared to those of a broad-based securities market index. The Fund's Institutional Class shares commenced operations on December 6, 2021. Accordingly, the table shows the Fund's Institutional Class shares' average annual total returns (before taxes) for the periods of one year and since inception. The performance of the Fund's Institutional Class shares would be similar to that of the Investor Class shares because the shares are invested in the same portfolio of securities and performance differs only to the extent that the share classes incur different class-specific expenses. The actual returns of the Fund's Institutional Class shares would have been potentially higher than those of the Investor Class shares because the Institutional Class shares are typically subject to lower expenses than the Investor Class shares. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risk of investing in the Fund.
Bar Chart [Heading]	INVESTOR CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	(06/30/20):	33.82%
Worst Quarter	(06/30/22):	-22.95%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	33.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.95%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/25)	One Year	Five Years	Ten Years	Since Inception (Investor Class)	Since Inception (Institutional Class)
Investor Class (Inception Date 12/31/97)
Return Before Taxes	12.50%	10.67%	15.66%	10.16%	N/A
Return After Taxes on Distributions*	8.75%	7.66%	12.95%	8.55%	N/A
Return After Taxes on Distributions and Sale of Fund Shares*	10.08%	7.77%	12.29%	8.29%	N/A
Institutional Class (Inception Date 12/06/21)
Return Before Taxes	12.83%	N/A	N/A	N/A	10.47%
S&P 500® Index**
(reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%	9.19%	11.96%

*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.

**  The Standard & Poor's 500 Index ("S&P 500® Index") is an index of the common stock prices of 500 large U.S. companies, and includes the reinvestment of dividends.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/25)
Performance Table One Class of after Tax Shown [Text]	Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
Performance Availability Website Address [Text]	marsicofunds.com
Performance Availability Phone [Text]	888-860-8686
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the performance of the Fund's Investor Class shares from calendar year to year for the past ten years, together with the best and worst quarters during that time. For the periods indicated, the table shows how the Fund's Investor Class shares' and Institutional Class shares' average annual returns compared to those of the Russell 3000® Index, a broad-based securities market index, and the Russell Midcap® Growth Benchmark Index, an additional index that more closely reflects the Fund's principal investment strategies. The Fund's Institutional Class shares commenced operations on December 6, 2021. Accordingly, the table shows the Fund's Institutional Class shares' average annual total returns (before taxes) for the periods of one year and since inception. Returns include periods prior to September 1, 2021, when the Fund was called the "Marsico 21st Century Fund" and applied broader investment strategies at times. The performance of the Fund's Institutional Class shares would be similar to that of the Investor Class shares because the shares are invested in the same portfolio of securities and performance differs only to the extent that the share classes incur different class-specific expenses. The actual returns of the Fund's Institutional Class shares would have been potentially higher than those of the Investor Class shares because the Institutional Class shares are typically subject to lower expenses than the Investor Class shares. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance Additional Market Index [Text]	For the periods indicated, the table shows how the Fund's Investor Class shares' and Institutional Class shares' average annual returns compared to those of the Russell 3000® Index, a broad-based securities market index, and the Russell Midcap® Growth Benchmark Index, an additional index that more closely reflects the Fund's principal investment strategies.
Bar Chart [Heading]	INVESTOR CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	(06/30/20):	33.53%
Worst Quarter	(06/30/22):	-23.37%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	33.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.37%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/25)	One Year	Five Years	Ten Years	Since Inception (Investor Class)	Since Inception (Institutional Class)
Investor Class (Inception Date 02/01/00)
Return Before Taxes	25.87%	9.76%	14.60%	8.80%	N/A
Return After Taxes on Distributions*	22.57%	8.21%	13.41%	8.31%	N/A
Return After Taxes on Distributions and Sale of Fund Shares*	17.48%	7.49%	12.01%	7.62%	N/A
Institutional Class (Inception Date 12/06/21)
Return Before Taxes	26.21%	N/A	N/A	N/A	10.27%
Russell 3000® Index**
(reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%	8.33%	11.01%
Russell Midcap® Growth Benchmark Index**
(reflects no deduction for fees, expenses, or taxes)	8.66%	6.65%	12.49%	7.53%	5.98%

*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.

**  The Russell 3000® Index is a broad-based index that measures the performance of the largest 3,000 U.S. companies. The Russell Midcap® Growth Benchmark Index measures the performance of the mid-capitalization growth sector of the U.S. equity market, and is composed of mid-capitalization U.S. equities that exhibit growth characteristics including higher price-to-book ratios and higher forecasted growth. It is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market, and constituent weights are not capped. The index is a subset of the Russell Midcap® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Russell Midcap® Growth Benchmark Index more closely reflects the Fund's principal investment strategies.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/25)
Performance Table One Class of after Tax Shown [Text]	Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
Performance Availability Website Address [Text]	marsicofunds.com
Performance Availability Phone [Text]	888-860-8686
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the performance of the Fund's Investor Class shares from calendar year to year for the past ten years, together with the best and worst quarters during that time. For the periods indicated, the table shows how the Fund's Investor Class shares' and Institutional Class shares' average annual returns compared to those of a broad-based securities market index. The Fund's Institutional Class shares commenced operations on December 6, 2021. Accordingly, the table shows the Fund's Institutional Class shares' average annual total returns (before taxes) for the periods of one year and since inception. The performance of the Fund's Institutional Class shares would be similar to that of the Investor Class shares because the shares are invested in the same portfolio of securities and performance differs only to the extent that the share classes incur different class-specific expenses. The actual returns of the Fund's Institutional Class shares would have been potentially higher than those of the Investor Class shares because the Institutional Class shares are typically subject to lower expenses than the Investor Class shares. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risk of investing in the Fund.
Bar Chart [Heading]	INVESTOR CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	(06/30/25):	23.10%
Worst Quarter	(03/31/20):	-18.77%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.10%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/25)	One Year	Five Years	Ten Years	Since Inception (Investor Class)	Since Inception (Institutional Class)
Investor Class (Inception Date 06/30/00)
Return Before Taxes	28.48%	10.03%	10.43%	6.88%	N/A
Return After Taxes on Distributions*	26.94%	9.06%	9.60%	6.40%	N/A
Return After Taxes on Distributions and Sale of Fund Shares*	17.70%	7.80%	8.43%	5.81%	N/A
Institutional Class (Inception Date 12/06/21)
Return Before Taxes	28.85%	N/A	N/A	N/A	12.30%
MSCI EAFE® Index**
(reflects no deduction for fees, expenses, or taxes)	31.22%	8.92%	8.18%	4.80%	9.21%

*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.

**  The Morgan Stanley Capital International Europe Australasia Far East Index ("MSCI EAFE® Index") is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/25)
Performance Table One Class of after Tax Shown [Text]	Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
Performance Availability Website Address [Text]	marsicofunds.com
Performance Availability Phone [Text]	888-860-8686
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the performance of the Fund's Investor Class shares from calendar year to year for the past ten years, together with the best and worst quarters during that time. For the periods indicated, the table shows how the Fund's Investor Class shares' and Institutional Class shares' average annual returns compared to those of a broad-based securities market index. The Fund's Institutional Class shares commenced operations on December 6, 2021. Accordingly, the table shows the Fund's Institutional Class shares' average annual total returns (before taxes) for the periods of one year and since inception. The performance of the Fund's Institutional Class shares would be similar to that of the Investor Class shares because the shares are invested in the same portfolio of securities and performance differs only to the extent that the share classes incur different class-specific expenses. The actual returns of the Fund's Institutional Class shares would have been potentially higher than those of the Investor Class shares because the Institutional Class shares are typically subject to lower expenses than the Investor Class shares. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risk of investing in the Fund.
Bar Chart [Heading]	INVESTOR CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	(06/30/20):	33.31%
Worst Quarter	(06/30/22):	-21.74%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	33.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.74%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/25)	One Year	Five Years	Ten Years	Since Inception (Investor Class)	Since Inception (Institutional Class)
Investor Class (Inception Date 06/29/07)
Return Before Taxes	26.91%	11.50%	14.66%	11.20%	N/A
Return After Taxes on Distributions*	23.64%	9.64%	13.37%	9.94%	N/A
Return After Taxes on Distributions and Sale of Fund Shares*	18.26%	8.74%	12.01%	9.18%	N/A
Institutional Class (Inception Date 12/06/21)
Return Before Taxes	27.22%	N/A	N/A	N/A	12.15%
MSCI All Country World® Index**
(reflects no deduction for fees, expenses, or taxes)	22.34%	11.19%	11.72%	7.21%	10.19%

*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.

**  The Morgan Stanley Capital International All Country World Index ("MSCI All Country World® Index") is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/25)
Performance Table One Class of after Tax Shown [Text]	Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
Performance Availability Website Address [Text]	marsicofunds.com
Performance Availability Phone [Text]	888-860-8686